Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of earnings per share

	For the Year Ended
	December 31,
In CHF thousands except for share and per share data	2025	2024	2023
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(70,447)	(50,916)	(54,233)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	100,751,705	99,691,971	84,694,616
Basic and diluted loss per share for the period attributable to equity holders	(0.70)	(0.51)	(0.64)